Leases (Tables)	6 Months Ended
Jun. 30, 2026
Leases [Abstract]
Schedule of lease term

Description of lease	Lease term
Office at Wanchai, Hong Kong	2 years from January 31, 2024 to January 30, 2026
Office at Central, Hong Kong	2 years from September 5, 2025 to September 4, 2027

Schedule of operating lease amounts recognized in the consolidated balance sheet	Amounts recognized in the consolidated balance sheet:

	December 31, 2025	June 30, 2026	June 30, 2026
	HK$	HK$	US$
	(Audited)	(Unaudited)	(Unaudited)
Right-of-use assets	4,363,374	3,013,411	384,266

Operating lease liabilities - current	123,249	-	-
Operating lease liabilities - related party, current	2,484,415	2,547,176	324,812
Operating lease liabilities - non-current	-	-	-
Operating lease liabilities - related party, non-current	1,755,710	466,235	59,454

Weighted average remaining lease term (in years)	1.63	1.18
Weighted average discount rate (%)	5.00	5.00

Schedule of lease cost	A summary of lease cost recognized in the Company’s unaudited condensed consolidated statements of operations and supplemental cash flow information related to operating leases for the six months ended June 30, 2025 and 2026 is as follows:

	June 30, 2025	June 30, 2026	June 30, 2026
	HK$	HK$	US$
	(Unaudited)	(Unaudited)	(Unaudited)
Amortization charge of right-of-use assets	742,500	1,226,713	156,429
Operating lease expense	795,795	1,347,656	171,851
Cash paid for operating leases	742,500	1,320,000	168,324
Operating lease right-of-use assets, obtained in exchange for operating lease liabilities	-	-	-

Schedule of remaining contractual maturities of operating lease liabilities
(c) The following table shows the remaining contractual maturities of the Company’s operating lease liabilities as of June 30, 2026:

	HK$	US$
2026 (remaining)	1,320,000	168,324
2027	1,789,333	228,173
Total future lease payments	3,109,333	396,497
Less: imputed interest	(95,922)	(12,231)
Present value of operating lease liabilities	3,013,411	384,266